ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Tables)	12 Months Ended
Sep. 30, 2025
Advance To Suppliers And Advance From Customers Abstract
Schedule of Advance to Suppliers
	As of September 30,
	2025	2024
Prepayments for materials purchased	$1,596,383	$17,641,946

Schedule of Advance from Customers
	As of September 30,
	2025	2024
Prepayments from customers	$1,125,528	$14,861,280